Related Party Transactions	12 Months Ended
Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [Text Block]
30.
Related Party Transactions

(1) The Company had the following related party transactions during the years presented:

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)

Purchase of retail goods, sale of seed under production contracts and livestock transactions
Key management personnel - PGW	2,809	4,280	3,762
Related parties	13,867	19,299	22,742

Sales to related parties	14,387	20,356	19,676

Proceeds of loan from shareholder	-	4,148	4,201
Repayment of loan from shareholder	-	4,201	2,446
Finance cost to shareholder (note (i))	1,038	471	114
Repayment of finance cost to shareholder	348	-	-
Proceeds of loan from related party (note (ii))	-	10,000	-
Proceeds from repayment of loan by related party	2,450	-	-
Payment of loan interest to related party (note (ii))	1,050	785	-
Interest on loan from related party (note (ii))	1,050	961	-

A number of Directors, senior executives or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of these entities. A number of these entities transacted with the Company during the reporting periods. The terms and conditions of these transactions with key management personnel and their related parties were determined to be no more favorable than those available, or which might reasonably be expected to be available, on similar transactions to non-key management personnel related entities on commercial terms.

(2) The Company had the following related party balances at the end of the following periods:

	June 30, 2018	June 30, 2017
	(US$’000)	(US$’000)

Amounts due from related parties:
Accounts receivable from equity accounted investee	17,484	13,837
Amounts due to related parties:
Shareholder (note (i))	4,838	4,148
Softpower International Limited (note (ii))	10,177	10,175
Other related parties	3,666	3,933
	18,681	18,256

Notes:

(i)	Loan from shareholder is unsecured loan from Brothers Capital Limited and bears interest at 12% per annum and matures in April 2019.
(ii)	Loan from the related party is guaranteed by a subsidiary and bears interest rates at 10.5 % per annum and matures in July 2019 .